Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Income before income taxes:
U.S.			$ (1,783)	$ (18,017)	$ (2,976)
Foreign			65	(16)	(371)
Income before income taxes			(1,718)	(18,033)	(3,347)
Federal:
Current			(387)		7
Deferred				(3,064)
Federal Income Tax Expense (Benefit)			(387)	(3,064)	7
State:
Current			3		3
Deferred				(595)
State and Local Income Tax Expense (Benefit)			3	(595)	3
Income Tax Expense (Benefit)	$ (1,278)	$ (2,388)	$ (384)	$ (3,659)	$ 10